Net loss per share	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Net loss per share

8. Net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended
	March 31,
	2024	2023
	$	$
Net loss	(5,752)	(4,255)
Basic and diluted weighted-average shares outstanding	1,213,969	1,213,969

Basic and diluted loss per share	(4.74)	(3.51)

Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	62,413	38,238
Warrants	114,405	114,405